(5) Accounts Payable and Accrued Liabilities Disclosure	9 Months Ended
Jun. 30, 2013
Notes
(13) Accrued Expenses

(13)         ACCRUED EXPENSES

Accrued expenses consisted of the following as of June 30, 2013 and September 30, 2012:

	June 30,	September 30,
	2013	2012
Accrued royalties	$ 845,656	$ 641,446
Accrued taxes - foreign and domestic	655,678	262,440
Accrued interest	625,654	27,831
Accrued payroll, taxes and employee benefits	347,161	540,931
Accrued consulting	317,300	352,072
Accrued outside services	151,839	38,630
Accrued travel costs	85,756	-
Accrued settlement costs	82,000	50,000
Accrued board of directors fees	80,000	265,000
Accrued cellular costs	50,500	27,662
Accrued legal costs	47,779	14,628
Accrued warranty and manufacturing costs	30,622	30,622
Accrued other expenses	16,711	183,722
Accrued cost of revenues	-	4,467
Total accrued expenses	$ 3,336,656	$ 2,439,451

Scenario, Previously Reported
Notes
(13) Accrued Expenses

(5)                 Accrued Expenses

Accrued expenses consisted of the following as of September 30, 2012 and 2011:

	2012	2011
Accrued payroll, taxes and employee benefits	$ 701,537	$ 749,509
Accrued royalties	641,446	-
Accrued consulting	352,072	370,658
Accrued taxes - foreign and domestic	271,240	-
Accrued board of directors fees	265,000	153,101
Accrued other expenses	197,512	110,810
Accrued acquisition costs payable in cash	149,626	272,500
Accrued acquisition costs payable in cash to a related-party	149,626	272,500
Accrued settlement costs	50,000	276,712
Accrued outside services	38,630	28,294
Accrued interest	37,937	26,329
Accrued warranty and manufacturing costs	30,622	66,622
Accrued indigent fees	28,518	39,175
Accrued cost of revenues	28,397	42,026
Accrued cellular costs	27,662	32,299
Accrued administration fees	16,609	29,900
Accrued legal costs	14,628	215,895
Accrued inventory costs	-	26,900
Total accrued expenses	$ 3,001,062	$ 2,713,230